Investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Equity investments without readily determinable fair values
Total consideration					¥ 14,813	¥ 5,663	¥ 32,505
Long-term Investments			$ 6,605		14,813	5,663	¥ 45,980
Impairment of long-term investment			$ 575	¥ 4,000	0	¥ 0
Adjustments to cost of equity method investments				¥ 0	0
Restatement Adjustment [Member] | ASU 2016-01
Equity investments without readily determinable fair values
Equity Securities, FV-NI and without Readily Determinable Fair Value					¥ 0
Shanghai Xingying Medical Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held		10.00%
Total consideration		¥ 4,000
Cash consideration		1,000
Non-cash consideration for investment		¥ 3,000
First BCC
Equity investments without readily determinable fair values
Percentage of equity interest held												1.00%
Total consideration												¥ 1,663
Chengdu Zhisu Medical Management Company Limited
Equity investments without readily determinable fair values
Percentage of equity interest held									16.00%		16.00%
Total consideration									¥ 4,250		¥ 4,000
Beijing Mevos
Equity investments without readily determinable fair values
Percentage of equity interest held										11.11%
Total consideration										¥ 5,150
Yicai
Equity investments without readily determinable fair values
Percentage of equity interest held	35.00%
Cash consideration	¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Equity investments without readily determinable fair values
Percentage of equity interest held								49.00%
Total consideration								¥ 13,475